Accumulated Other Comprehensive Income (Loss) - Components of Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Equity [Abstract]
Unrealized gain (loss) on cash flow hedges, Gross Amount	$ (39)	$ 81	$ (28)	$ 42
Changes in retirement plans' funded status, Gross Amount	20	(58)	40	(14)
Foreign currency translation, Gross Amount	153	18	170	13
Share of other comprehensive income (loss) of entities using the equity method, Gross Amount	(6)	3	7	(25)
Other comprehensive income (loss), Gross Amount	128	44	189	16
Unrealized gain (loss) on cash flow hedges, Income Taxes	8	(14)	9	(14)
Changes in retirement plans' funded status, Income Taxes	(7)	(5)	(14)	(11)
Other comprehensive income (loss), Income Taxes	1	(19)	(5)	(25)
Unrealized gain (loss) on cash flow hedges, Net Amount	(31)	67	(19)	28
Changes in retirement plans’ funded status	13	(63)	26	(25)
Foreign currency translation, Net Amount	153	18	170	13
Share of other comprehensive income (loss) of entities using the equity method, Net Amount	(6)	3	7	(25)
Other comprehensive income (loss), net of tax	$ 129	$ 25	$ 184	$ (9)